Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events
Subsequent Events [Text Block]

Note 5:  SUBSEQUENT EVENTS.

Subsequent to the period ending December 31, 2011, the Company has not had any material subsequent events.

Management has reviewed and evaluated subsequent events through the date of February 21, 2012, which is the date on which the current, included financial statements were issued and available.